UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549
                               FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
       					[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
       Name:	 		Stewardship Partners Investment Counsel, Inc.
       Address:		 	2514 Plantation Center Drive
				Matthews, NC 28105
       Form 13F File Number: 	028-11684

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Timothy P. Burns
Title: 		Chief Financial Officer
Phone: 		800-930-6949
Signature, 		Place, 		and Date of Signing:
Timothy P. Burns	Matthews, NC	November 10, 2011

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total:	54
Form 13F Information Table Value Total: $129,515

List of Other Included Managers:

NONE
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   FORM 13F INFORMATION TABLE
							VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER		   VOTING AUTHORITY
   NAME OF ISSUER	TITLE OF CLASS	CUSIP		(X1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE

3M Co			COM		88579Y101	210	2925	SH		SOLE			2925
Abbott Laboratories	COM		002824100	282	5517	SH		SOLE			5517
Accenture Plc		SHS		G1151C101	303	5756	SH		SOLE			5756
Accuray Inc.		COM		004397105	126	31440	SH		SOLE			31440
Adobe Sys Inc.		COM		00724F101	992	41046	SH		SOLE			41046
Alvarion Ltd		SHS		M0861T100	20	19094	SH		SOLE			19094
Banco Bradesco		ADR		059460303	405	27394	SH		SOLE			27394
Berkley W R Corp	COM		084423102	228	7684	SH		SOLE			7684
BHP Billiton Ltd	ADR		088606108	431	6494	SH		SOLE			6494
Bristol Myers Squibb	COM		110122108	202	6452	SH		SOLE			6452
Caterpillar		COM		149123101	1565	21195	SH		SOLE			21195
Cenovus Energy Inc.	COM		15135U109	2050	66756	SH		SOLE			66756
Cephalon Inc.		COM		156708109	2067	25609	SH		SOLE			25609
China Mobile Hong K	ADR		16941M109	1518	31159	SH		SOLE			31159
Cisco Sys Inc		COM		17275R102	2417	155927	SH		SOLE			155927
Ctrip.Com Intl Ltd	ADR		22943F100	2704	84101	SH		SOLE			84101
Dendreon Corp		COM		24823Q107	177	19632	SH		SOLE			19632
Devon Energy Corp	COM		25179M103	880	15867	SH		SOLE			15867
Duke Energy Corp	COM		26441C105	824	41217	SH		SOLE			41217
Fifth Third Bancorp	COM		316773100	118	11671	SH		SOLE			11671
First Solar Inc.	COM		336433107	1720	27215	SH		SOLE			27215
General Dynamics	COM		369550108	664	11671	SH		SOLE			11671
Gilead Sciences Inc	COM		375558103	1450	37365	SH		SOLE			37365
Himax Technologies	ADR		43289P106	12	11210	SH		SOLE			11210
ICICI BK LTD 		ADR		45104G104	470	13533	SH		SOLE			13533
Icon Pub LTD Co		ADR		45103T107	1063	66128	SH		SOLE			66128
Illinois Tool Wks Inc	COM		452308109	288	6920	SH		SOLE			6920
Infosys Technologie	ADR		456788108	241	4715	SH		SOLE			4715
Intuitive Surgical   	COM		46120E602	3433	9423	SH		SOLE			9423
Itau Unibanco		ADR		465562106	2269	146170	SH		SOLE			146170
JA Solar Holdings	ADR		466090107	23	13104	SH		SOLE			13104
Joy Global		COM		481165108	804	12882	SH		SOLE			12882
Kimberly Clark		COM		494368103	796	11206	SH		SOLE			11206
Logitech Intl		SHS		H50430232	631	80787	SH		SOLE			80787
NII Holdings Inc	CL B		62913F201	2444	90704	SH		SOLE			90704
Noble Corporation	SHS		H5833N103	652	22222	SH		SOLE			22222
Noble Energy		COM		655044105	1751	24725	SH		SOLE			24725
Nokia Corp		ADR		654902204	60	10526	SH		SOLE			10526
O Reilly Automotive	COM		67103H107	1873	28110	SH		SOLE			28110
Petroleo Brasilerio	ADR		71654V408	2069	92166	SH		SOLE			92166
Potash Corp		COM		73755L107	4620	106894	SH		SOLE			106894
ProShares Short MSCI 	ETF		74347R370	19692	352208	SH		SOLE			352208
ProShares Short MSCI 	ETF		74347R396	13384	351095	SH		SOLE			351095
ProShares Short QQQ	ETF		74347R602	8131	238656	SH		SOLE			238656
ProShares Shrt R2000	ETF		74347R826	4027	112387	SH		SOLE			112387
ProShares Shrt SP500	ETF		74347R503	9156	198620	SH		SOLE			198620
Qualcomm Inc		COM		747525103	3377	69435	SH		SOLE			69435
SK Telcom Co LTD AD	COM		78440P108	885	62907	SH		SOLE			62907
Sysco Corp		COM		871829107	1621	62590	SH		SOLE			62590
Theratechnologies	COM		88338H100	17179	5707317	SH		SOLE			5707317
Tortoise Energy		COM		89147L100	1275	37583	SH		SOLE			37583
Waters Corp		COM		941848103	1656	21933	SH		SOLE			21933
WisdomTree Dreyfus  	ETF		97717W182	3941	155880	SH		SOLE			155880
Yamana Gold Inc.	COM		98462Y100	340	24886	SH		SOLE			24886



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